Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2]	¥ 1,162.5	¥ 1,130.6
General and administrative expenses	[1],[3]	721.9	680.9
Equity in earnings (losses) of equity method investees—net	[1]	14.5	16.5
Amortization of goodwill and others	[1]	5.6	5.8
Net business profits (losses) + Net gains (losses) related to ETFs and others	[1],[4]	449.5	460.4
Fixed assets	[1],[5]	1,726.0	1,722.3
Operating Segments | Retail And Business Banking Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2]	325.7	346.3
General and administrative expenses	[1],[3]	302.2	312.8
Equity in earnings (losses) of equity method investees—net	[1]	(0.9)	5.5
Amortization of goodwill and others	[1]	1.0	1.1
Net business profits (losses) + Net gains (losses) related to ETFs and others	[1],[4]	21.6	37.9
Fixed assets	[1],[5]	505.9	539.3
Operating Segments | Corporate And Institutional Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2]	233.4	231.5
General and administrative expenses	[1],[3]	96.9	100.6
Equity in earnings (losses) of equity method investees—net	[1]	3.6	2.3
Amortization of goodwill and others	[1]	0.0	0.0
Net business profits (losses) + Net gains (losses) related to ETFs and others	[1],[4]	140.1	133.2
Fixed assets	[1],[5]	151.5	181.5
Operating Segments | Global Corporate Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2]	317.1	286.6
General and administrative expenses	[1],[3]	152.2	142.1
Equity in earnings (losses) of equity method investees—net	[1]	11.6	8.9
Amortization of goodwill and others	[1]	0.2	0.2
Net business profits (losses) + Net gains (losses) related to ETFs and others	[1],[4]	176.3	153.2
Fixed assets	[1],[5]	167.8	167.2
Operating Segments | Global Markets Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2]	232.5	258.3
General and administrative expenses	[1],[3]	126.1	111.0
Equity in earnings (losses) of equity method investees—net	[1]	0.0	0.0
Amortization of goodwill and others	[1]	0.4	0.4
Net business profits (losses) + Net gains (losses) related to ETFs and others	[1],[4]	106.0	146.9
Fixed assets	[1],[5]	85.8	96.1
Operating Segments | Asset Management Company
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2]	27.8	29.0
General and administrative expenses	[1],[3]	17.1	16.2
Equity in earnings (losses) of equity method investees—net	[1]	0.2	0.9
Amortization of goodwill and others	[1]	3.5	3.6
Net business profits (losses) + Net gains (losses) related to ETFs and others	[1],[4]	7.4	10.1
Fixed assets	[1],[5]	0.0	0.0
Others
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits + Net gains (losses) related to ETFs and others	[1],[2],[6]	26.0	(21.1)
General and administrative expenses	[1],[3],[6]	27.4	(1.8)
Equity in earnings (losses) of equity method investees—net	[1],[6]	0.0	(1.1)
Amortization of goodwill and others	[1],[6]	0.5	0.5
Net business profits (losses) + Net gains (losses) related to ETFs and others	[1],[4],[6]	(1.9)	(20.9)
Fixed assets	[1],[5],[6]	¥ 815.0	¥ 738.2

[1]	Income and expenses of foreign branches of MHBK and foreign subsidiaries with functional currencies other than Japanese Yen have been translated for purposes of segment reporting using the budgeted foreign currency rates. Prior period comparative amounts for such foreign currency income and expenses have been translated using current period budgeted foreign currency rates.
[2]	“Gross profits + Net gains (losses) related to ETFs and others” is reported instead of sales reported by general corporations. Gross profits is defined as the sum of net interest income, fiduciary income, net fee and commission income, net trading income and net other operating income. Net gains (losses) related to ETFs and others consist of net gains (losses) on ETFs held by MHBK and MHTB on their non-consolidated basis and net gains (losses) on operating investment securities of MHSC on its consolidated basis. For the six months ended September 30, 2021 and 2022, net gains (losses) related to ETFs and others amounted to ¥21.8 billion and ¥8.7 billion, respectively, of which ¥22.9 billion and ¥7.6 billion are included in “Global Markets Company,” respectively.
[3]	“General and administrative expenses” excludes non-allocated gains (losses), net.
[4]	Net business profits (losses) is used in Japan as a measure of the profitability of core banking operations, and is defined as gross profits (as defined above) less general and administrative expenses (excluding non-allocated gains (losses), net) plus equity in earnings (losses) of equity method investees-net less amortization of goodwill and others. Measurement of net business profits (losses) is required for regulatory reporting to the Financial Services Agency of Japan.
[5]	“Fixed assets” is presented based on Japanese GAAP and corresponds to the total amount of the following U.S. GAAP accounts: Premises and equipment-net; Goodwill; Intangible assets; and right-of-use assets related to operating leases included in Other assets. The above table does not include other asset amounts because “Fixed assets” is the only balance sheet metric that management uses when evaluating and making decisions pertaining to the operating segments. “Others” in “Fixed assets” includes assets of headquarters that have not been allocated to each segment, “Fixed assets” pertaining to consolidated subsidiaries that are not subject to allocation, consolidating adjustments, and others. Certain “Fixed assets” expenses have been allocated to each segment using reasonable allocation criteria.
[6]	“Others” includes the following items: •profits and expenses pertaining to consolidated subsidiaries that are not subject to allocation; •consolidating adjustments, including elimination of internal transaction between each segment; •equity in earnings (losses) of equity method investees-net that are not subject to allocation; and •profits and losses pertaining to derivative transactions that reflect the counterparty risk of the individual parties and other factors in determining fair market value.